STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
Statement [Line items]
Currency translation differences tax	£ 0	£ 0	£ 0
Transfers to income statement tax	0	0	0
Remeasurements of post-retirement benefit schemes, before tax, discontinued operations	138	(1,433)	167
Remeasurements of post-retirement benefit schemes, after tax, discontinued operations	113	(1,117)	120
The Group | Discontinued operations
Statement [Line items]
Remeasurements of post-retirement benefit schemes, before tax, discontinued operations			37
Remeasurements of post-retirement benefit schemes, after tax, discontinued operations			30
The Bank
Statement [Line items]
Currency translation differences tax	0	0	0
Transfers to income statement tax	0	0	0
Remeasurements of post-retirement benefit schemes, before tax, discontinued operations	(133)	(776)	(206)
Remeasurements of post-retirement benefit schemes, after tax, discontinued operations	£ (102)	£ (576)	£ (162)